Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses
Clinical trail expenses	$ 1,993,784	$ 1,884,117
Other	424,218	423,629
Total	$ 2,418,002	$ 2,307,746